Subsequent Event	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events

16. Subsequent Event.

Windlass Run Residential (previously Bird River), located in southeastern Baltimore County, Maryland, is a 121 acre tract of land adjacent to and west of our Windlass Run Business Park. The property was rezoned in September 2007 to allow for additional density and plans are being pursued to obtain an appropriate product mix. In July 2008, the Company entered into an agreement to sell the property at a purchase price of $25,075,000 and closing was scheduled to occur in the first quarter of calendar 2012. The purchaser had placed non-refundable deposits of $1,000,000 under this contract in escrow. Preliminary approval for the development as originally contemplated was previously received and the time for any appeals from that approval has expired. In October 2011 the purchaser terminated its agreement to purchase the property and released the $1,000,000 escrow deposit to the company’s subsidiary, FRP Bird River, LLC. along with all permits, engineering work, plans and other development work product with regards to the property. The Company intends to continue to complete the entitlement process for this parcel of land for residential development and will market it appropriately as the demand for residential property in this area improves in the future.